Revenues (Tables)	6 Months Ended
Jun. 30, 2025
Revenues [Abstract]
Schedule of Revenues from the Sale of Consoles and Disposables

The Company’s revenues are derived primarily from the sale of consoles and disposables. Revenues from warranty and services are not material and therefore are included in revenue from consoles in the following table.

	Six months ended June 30,	Six months ended June 30,
	2025	2024

Consoles	529	746
Disposables	721	908
Exclusive distribution agreement and other services	-	100
	1,250	1,754